Average Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Biotechnology Portfolio	Apr. 29, 2024
Select Biotechnology Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	10.08%
Past 5 years	8.83%
Past 10 years	7.39%
Select Biotechnology Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.95%
Past 5 years	6.69%
Past 10 years	5.56%
Select Biotechnology Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.04%
Past 5 years	7.02%
Past 10 years	5.82%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1501
Average Annual Return:
Past 1 year	5.96%
Past 5 years	11.27%
Past 10 years	10.06%